Goodwill - Schedule of Assessment for Goodwill Impairment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
IT services [Member]
Schedule of Assessment for Goodwill Impairment [Line Items]
Carrying amount of cash-generating units (in Dollars)	$ 91,720
Weighted average cost of capital	16.00%
Terminal value growth rate	3.00%
Applications [Member]
Schedule of Assessment for Goodwill Impairment [Line Items]
Carrying amount of cash-generating units (in Dollars)	$ 48,191
Weighted average cost of capital	16.00%
Terminal value growth rate	3.00%
US services [Member]
Schedule of Assessment for Goodwill Impairment [Line Items]
Carrying amount of cash-generating units (in Dollars)	$ 93,982
Weighted average cost of capital	15.00%
Terminal value growth rate	3.00%
Technology [Member]
Schedule of Assessment for Goodwill Impairment [Line Items]
Carrying amount of cash-generating units (in Dollars)	$ 26,798
Weighted average cost of capital	13.00%
Terminal value growth rate	3.00%